Company's stock options summary (Details)	Exercise price .	Number Outstanding	Weighted-Average Remaining Contractual Life (in years)	Number Exercisable
Balance of outstanding options at Dec. 31, 2011	0	0	0	0
Stock Options granted	2.00	960,000	8.92	200,000
Stock Options granted.	4.50	165,000	9.49	0
Balance of outstanding options. at Dec. 31, 2012	0	1,125,000	9.00	200,000